Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
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Significant Related Party Transactions and Outstanding Balances with Related Parties
(1)	Significant related party transactions and outstanding balances with related parties during the year ended December 31, 2017 are as follows:

			(In millions of yen)

Relationship	Name	Transaction	Transaction amount	Outstanding receivable/ (payable) balances (3)
Parent company	NAVER	Advertising service (1)	518	108
Subsidiary of parent company	NAVER Business Platform Corp. (2)	Operating expenses	8,475	(976)
Associate of the Group	Snow Corporation	Transfer of camera application business (4)	10,651	—
Director of the Company	Joongho Shin	Exercise of stock options (5)	6,922	—
Director of the Company	Hae Jin Lee	Exercise of stock options (5)	1,917	—

(1)
LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus Corporation provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 518 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2017.

(2)	This subsidiary of NAVER provided IT infrastructure services and related development services to the Group.
(3)	The receivable and payable amounts outstanding are unsecured and will be settled in cash.
(4)
In May 2017, LINE Plus Corporation transferred its camera application business to Snow Corporation. In exchange for the transfer of the business, LINE Plus Corporation received 208,455 newly issued common shares of Snow Corporation, and the transaction amount represents the fair value of the newly issued common shares received on the transaction date. Refer to Note 20 Supplemental Cash Flow Information for further details.

(5)
Stock options, which had been issued with resolution at the meeting of board of directors on December 17, 2012 and January 30, 2015, have been exercised. The transaction amount includes the amount paid in by exercising stock options during the year ended December 31, 2017.

(2)	Significant related party transactions and outstanding balances with related parties during the year ended December 31, 2018 are as follows:

			(In millions of yen)

Relationship	Name	Transaction	Transaction amount	Outstanding receivable/ (payable) balances (4)
Parent company	NAVER	Underwrite of convertible bonds (1)	74,989	(71,901)
Parent company	NAVER	Advertising service (2)	663	184
Subsidiary of parent company	NAVER Business Platform Corp. (3)	Operating expenses	8,566	(883)

(1)
During the year ended December 31, 2018, the Group issued
Euro-yen
convertible bonds with stock acquisition rights through two of the separate third-party allotments to NAVER, amounted to 37,494.5 million yen (Zero coupon convertible bonds due 2023) and 37,494.5 million yen (Zero coupon convertible bonds due 2025). The amount shown for the outstanding payable balance is the liability measured at amortized cost as of December 31, 2018 excluding the equity components. Refer to Note 15 Financial assets and financial liabilities for further detail.

(2)
LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus Corporation provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 663 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2018.

(3)	This subsidiary of NAVER provided IT infrastructure services and related development services to the Group.
(4)	The receivable and payable amounts outstanding are unsecured and will be settled in cash.

(3)	Significant related party transactions and outstanding balances with related parties during the year ended December 31, 2019 are as follows:

			(In millions of yen)

Relationship	Name	Transaction	Transaction amount	Outstanding receivable/ (payable) balances (3)
Parent company	NAVER	Underwrite of convertible Bonds (1)	—	(72,114)
Parent company	NAVER	Advertising service (2)	694	192
Subsidiary of parent company	NAVER Business Platform Corp .	IT Infrastructure service and related development service	8,490	(937)

(1)
During the year ended December 31, 2019, the Group issued
Euro-yen
convertible bonds with stock acquisition rights through two of the separate third-party allotments to NAVER, amounted to 37,494.5 million yen (Zero coupon convertible bonds due 2023) and 37,494.5 million yen (Zero coupon convertible bonds due 2025). The amount shown for the outstanding payable balance is the liability measured at amortized cost as of December 31, 2019 excluding the equity components. Refer to Note 15 Financial assets and financial liabilities for further detail.

(2)
LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus Corporation provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 694 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2019.

(3)	The receivable and payable amounts outstanding are unsecured and will be settled in cash.

Total Compensation of Key Management Personnel
(4)	The total compensation of key management personnel for the years ended December 31, 2017, 2018 and 2019 is as follows:

	(In millions of yen)

	2017	2018	2019
Salaries (including bonuses)	739	704	637
Share-based payments (1)	928	780	800
Other	—	43	55

Total	1,667	1,527	1,492

(1)	Refer to Note 27 Share-Based Payments for further details.